PREFERRED STOCK (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Preferred Stock
Preferred shares, authorized (in shares)	10,000,000
Preferred shares, par value (in dollars per share)	$ 0.001
Preferred shares, issued (in shares)	0	0
Preferred shares, outstanding (in shares)	0	0